SHARE CAPITAL - Disclosure of number and weighted average exercise prices of deferred share units (Details) - Deferred Share Units [Member]	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	194,610	126,267	35,000
Granted	537,865	68,343	91,267
Vested	0	0
Outstanding at the end of year	732,475	194,610	126,267
Weighted average grant date, beginning of year | $ / shares	$ 4.73	$ 6.53	$ 9.25
Weighted average grant date, Granted | $ / shares	1.15	1.8	5.43
Weighted average grant date, vested | $ / shares	1.8	5.43
Weighted average grant date, end of year | $ / shares	$ 2.05	$ 4.73	$ 6.53
Vested, beginning of year	126,267	43,607	35,000
Vested, Granted	0	0	8,607
Vested, vest	68,343	82,660
Vested, end of year	194,610	126,267	43,607
Unvested, beginning of year	68,343	82,660	0
Unvested, Granted	537,865	68,343	82,660
Unvested vest	(68,343)	(82,660)
Unvested, end of year	537,865	68,343	82,660